JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 7.8%
AGL Energy Ltd.	33,050	192,312
Ansell Ltd.	37,373	858,300
APA Group	97,840	699,890
BHP Group Ltd.	34,034	1,434,552
Brambles Ltd.	11,965	164,252
CAR Group Ltd.	7,468	136,357
Charter Hall Group, REIT	24,897	407,107
Cochlear Ltd.	5,309	444,939
Coles Group Ltd.	82,331	1,390,816
CSL Ltd.	5,494	475,013
Dexus, REIT	159,607	670,290
Dyno Nobel Ltd.	117,645	311,397
EBOS Group Ltd.	9,909	128,467
Endeavour Group Ltd. (a)	223,431	545,334
Evolution Mining Ltd.	76,386	605,690
Fortescue Ltd.	89,223	1,157,781
GPT Group (The), REIT	300,312	1,081,688
Harvey Norman Holdings Ltd.	154,231	531,187
JB Hi-Fi Ltd.	11,137	640,680
Lottery Corp. Ltd. (The) (a)	158,955	622,784
Metcash Ltd.	253,766	541,842
New Hope Corp. Ltd.	153,781	561,600
Northern Star Resources Ltd.	70,758	980,622
Orica Ltd.	12,548	204,980
Origin Energy Ltd.	150,444	1,135,013
Pro Medicus Ltd.	4,243	482,679
Qantas Airways Ltd.	26,060	181,352
Ramsay Health Care Ltd. (a)	22,098	686,757
REA Group Ltd.	777	87,750
Rio Tinto Ltd.	10,995	1,310,403
Rio Tinto plc	14,326	1,392,053
Santos Ltd.	88,350	490,674
SGH Ltd.	3,226	99,766
Sonic Healthcare Ltd.	56,134	859,103
South32 Ltd.	34,362	109,550
Stockland, REIT	349,852	1,047,237
Telstra Group Ltd. (a)	333,018	1,175,678
Vicinity Ltd., REIT	694,108	1,304,469
Wesfarmers Ltd.	21,680	1,357,934
Whitehaven Coal Ltd.	178,094	879,526
Woodside Energy Group Ltd.	23,114	540,982
Woolworths Group Ltd. (a)	8,166	227,877
Yancoal Australia Ltd.	153,577	605,142
		28,761,825
Austria — 0.4%
OMV AG	19,462	1,423,163

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — 0.6%
Anheuser-Busch InBev SA	15,521	1,348,061
D'ieteren Group	2,541	524,475
UCB SA	1,374	352,684
		2,225,220
Brazil — 0.2%
Yara International ASA	18,133	855,366
Chile — 0.3%
Antofagasta plc	19,481	970,948
China — 1.3%
AAC Technologies Holdings, Inc.	89,500	439,784
Budweiser Brewing Co. APAC Ltd. (b)	793,206	664,478
Lenovo Group Ltd.	242,000	740,083
Prosus NV	20,694	961,708
SITC International Holdings Co. Ltd.	172,917	871,813
Wilmar International Ltd.	403,000	1,232,415
Xinyi Glass Holdings Ltd.	13,000	15,437
		4,925,718
Denmark — 0.4%
Carlsberg A/S, Class B	7,841	1,154,625
Novo Nordisk A/S, Class B	5,300	250,698
		1,405,323
Finland — 1.0%
Elisa OYJ	4,149	167,324
Kesko OYJ, Class B (a)	24,644	614,063
Neste OYJ	13,995	495,960
Orion OYJ, Class B	7,477	699,004
UPM-Kymmene OYJ	27,448	746,744
Wartsila OYJ Abp	25,995	881,551
		3,604,646
France — 4.7%
Air Liquide SA	1,416	278,964
Ayvens SA (b)	19,641	264,716
Capgemini SE	8,259	981,671
Carrefour SA	56,782	1,042,062
Cie Generale des Etablissements Michelin SCA	19,742	797,981
Covivio SA, REIT	8,617	526,043
Credit Agricole SA	45,785	1,023,087
Danone SA	13,756	1,070,026
Eiffage SA	8,914	1,266,943
Engie SA	45,016	1,403,199
EssilorLuxottica SA	3,583	678,341
Gecina SA, REIT	7,633	661,270
Ipsen SA	2,641	510,309
Klepierre SA, REIT	32,917	1,495,124
Orange SA	71,726	1,370,519

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Publicis Groupe SA	7,324	781,695
TotalEnergies SE	11,492	1,013,140
Unibail-Rodamco-Westfield, REIT	10,403	1,267,485
Vinci SA	7,320	1,033,532
		17,466,107
Germany — 2.6%
Aumovio SE *	4,117	190,095
Bechtle AG	4,857	203,391
Brenntag SE	5,144	362,737
Continental AG	9,007	749,052
Deutsche Lufthansa AG (Registered)	99,569	1,044,781
Deutsche Telekom AG (Registered)	21,682	669,128
Evonik Industries AG	46,587	942,441
Fresenius Medical Care AG	18,468	947,813
Fresenius SE & Co. KGaA	18,855	969,095
Heidelberg Materials AG	5,650	1,051,833
LEG Immobilien SE	5,246	314,962
Mercedes-Benz Group AG	13,780	745,073
Merck KGaA	2,837	468,866
Scout24 SE (a) (b)	6,489	556,326
Vonovia SE (a)	19,111	463,645
		9,679,238
Hong Kong — 3.8%
CK Asset Holdings Ltd.	155,000	944,108
CK Infrastructure Holdings Ltd.	143,500	1,144,634
CLP Holdings Ltd.	144,000	1,431,698
Henderson Land Development Co. Ltd.	185,000	670,693
Hong Kong & China Gas Co. Ltd.	1,048,393	938,560
Hongkong Land Holdings Ltd.	41,600	337,324
Hutchison Port Holdings Trust	928,000	179,104
Johnson Electric Holdings Ltd.	140,500	333,295
Link, REIT	55,000	274,147
Orient Overseas International Ltd.	45,500	889,734
PCCW Ltd.	889,000	666,338
Power Assets Holdings Ltd.	157,500	1,185,729
Prudential plc	46,892	704,719
Sino Land Co. Ltd.	256,000	348,683
Sun Hung Kai Properties Ltd.	83,500	1,310,520
Swire Pacific Ltd., Class A	76,000	965,156
WH Group Ltd. (b)	1,113,743	1,198,352
Yue Yuen Industrial Holdings Ltd. (a)	183,500	332,101
		13,854,895
Indonesia — 0.1%
First Pacific Co. Ltd.	304,000	216,987
Iraq — 0.0% ^
United Energy Group Ltd. *	3,436,000	158,463

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — 3.6%
A2A SpA (a)	412,781	1,078,260
Banca Mediolanum SpA	22,775	610,255
BPER Banca SpA	28,074	456,181
Coca-Cola HBC AG	23,159	1,561,607
Enel SpA	108,788	1,228,587
Eni SpA	48,041	1,336,341
Generali (a)	14,191	719,186
Italgas SpA	112,713	1,162,756
Pirelli & C SpA (b)	78,439	597,519
Poste Italiane SpA (a) (b)	47,924	1,449,824
Recordati Industria Chimica e Farmaceutica SpA (a)	12,638	752,833
Ryanair Holdings plc	18,411	516,272
UniCredit SpA	16,891	1,593,022
		13,062,643
Ivory Coast — 0.3%
Endeavour Mining plc	26,208	1,250,263
Japan — 26.3%
Activia Properties, Inc., REIT	446	399,470
AEON REIT Investment Corp., REIT	302	230,844
Alfresa Holdings Corp.	30,500	442,403
Alps Alpine Co. Ltd.	22,000	301,355
Asahi Group Holdings Ltd.	68,100	710,705
Asahi Intecc Co. Ltd.	20,900	471,528
Asahi Kasei Corp.	31,500	336,261
Astellas Pharma, Inc.	79,600	1,093,291
BIPROGY, Inc.	19,100	586,130
Brother Industries Ltd.	42,200	1,050,915
Canon Marketing Japan, Inc.	34,900	784,233
Canon, Inc.	34,100	949,178
Capcom Co. Ltd.	28,100	705,882
Chubu Electric Power Co., Inc.	45,900	794,762
Chugai Pharmaceutical Co. Ltd.	16,400	711,618
Coca-Cola Bottlers Japan Holdings, Inc.	19,600	471,006
COMSYS Holdings Corp.	27,500	902,646
Cosmo Energy Holdings Co. Ltd.	35,300	878,443
Daito Trust Construction Co. Ltd.	28,700	607,714
Daiwa Securities Group, Inc.	109,300	1,222,700
Dowa Holdings Co. Ltd.	200	10,204
Electric Power Development Co. Ltd.	57,700	1,364,972
ENEOS Holdings, Inc.	162,000	1,337,882
Fuji Media Holdings, Inc.	4,800	119,996
FUJIFILM Holdings Corp.	14,500	341,325
Hachijuni Nagano Bank Ltd.	26,900	417,973
Haseko Corp.	14,300	248,816
Hikari Tsushin, Inc.	4,300	1,051,422
Hoya Corp.	1,500	229,376
Hulic Co. Ltd.	103,600	1,139,056

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Idemitsu Kosan Co. Ltd.	124,285	1,017,463
INFRONEER Holdings, Inc.	29,100	470,797
Inpex Corp.	52,900	1,219,274
Invincible Investment Corp., REIT	690	264,426
ITOCHU Corp.	103,900	1,303,905
Iwatani Corp.	7,100	90,376
Japan Metropolitan Fund Invest, REIT	1,037	765,998
Japan Post Insurance Co. Ltd.	75,000	825,833
Japan Real Estate Investment Corp., REIT	610	466,803
Japan Tobacco, Inc.	37,100	1,654,174
JFE Holdings, Inc. (a)	6,400	72,615
Kajima Corp.	12,400	414,337
Kakaku.com, Inc.	10,200	236,940
Kansai Electric Power Co., Inc. (The)	73,400	1,111,605
Kao Corp.	48,200	990,803
Kawasaki Kisen Kaisha Ltd.	66,200	1,179,607
KDDI Corp.	74,500	1,372,567
Kirin Holdings Co. Ltd.	65,900	1,219,134
Kobe Steel Ltd.	108,500	1,404,350
K's Holdings Corp.	43,000	509,351
Kuraray Co. Ltd.	900	10,323
Kyowa Kirin Co. Ltd.	9,000	144,473
Kyushu Electric Power Co., Inc.	121,400	1,344,994
Lasertec Corp.	900	206,759
Marubeni Corp.	43,000	1,389,789
MatsukiyoCocokara & Co.	51,300	817,195
Mebuki Financial Group, Inc.	66,500	616,188
Medipal Holdings Corp.	31,000	558,202
MEIJI Holdings Co. Ltd.	38,800	924,001
Mitsubishi Chemical Group Corp.	152,700	1,123,697
Mitsubishi Corp.	20,900	624,759
Mitsubishi Estate Co. Ltd.	43,300	1,051,202
Mitsubishi HC Capital, Inc.	111,700	1,028,445
Mitsubishi UFJ Financial Group, Inc.	72,900	1,628,331
Mitsui & Co. Ltd.	40,200	1,233,508
Mitsui Fudosan Co. Ltd.	112,800	1,098,832
Mitsui Kinzoku Co. Ltd.	5,200	979,020
Modec, Inc.	8,300	536,070
Morinaga Milk Industry Co. Ltd.	14,800	110,787
NEC Corp.	24,800	737,023
NH Foods Ltd.	28,900	1,135,257
Nichirei Corp.	15,400	213,280
Nintendo Co. Ltd.	13,900	663,060
Nippon Building Fund, Inc., REIT	333	280,888
Nippon Electric Glass Co. Ltd.	14,300	471,081
Nippon Shokubai Co. Ltd.	33,700	453,336
Nippon Steel Corp.	165,200	672,995
Nippon Yusen KK	22,500	863,944

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nissan Chemical Corp.	7,500	348,620
Nisshin Seifun Group, Inc.	6,000	75,893
Niterra Co. Ltd.	22,500	1,313,969
Nitto Denko Corp.	53,900	1,138,175
NOF Corp.	900	15,638
Nomura Real Estate Holdings, Inc.	161,500	928,055
Nomura Real Estate Master Fund, Inc., REIT	282	269,717
NS Solutions Corp.	3,800	93,727
NSK Ltd.	99,100	705,884
NTT, Inc.	1,178,900	1,129,992
Obayashi Corp.	17,500	343,950
Ono Pharmaceutical Co. Ltd.	77,100	1,152,259
Open House Group Co. Ltd.	18,100	961,791
ORIX Corp.	8,200	330,947
Osaka Gas Co. Ltd.	32,400	1,111,609
Otsuka Holdings Co. Ltd.	21,700	1,504,666
Sankyo Co. Ltd.	62,100	720,658
Santen Pharmaceutical Co. Ltd.	85,300	1,007,069
Sanwa Holdings Corp.	6,700	143,622
Sawai Group Holdings Co. Ltd.	23,000	237,574
SCREEN Holdings Co. Ltd.	1,600	122,055
Seibu Holdings, Inc. (a)	12,800	286,654
Seiko Epson Corp.	28,600	523,868
Sekisui Chemical Co. Ltd.	19,500	324,547
Sekisui House REIT, Inc., REIT	742	352,896
Shimamura Co. Ltd.	15,500	326,357
Shionogi & Co. Ltd.	67,000	1,211,446
SKY Perfect JSAT Corp.	47,100	613,497
Skylark Holdings Co. Ltd.	18,300	360,626
SoftBank Corp.	827,400	1,161,320
SoftBank Group Corp.	31,400	978,032
Sojitz Corp.	12,920	431,664
Subaru Corp.	13,400	228,101
Sugi Holdings Co. Ltd.	17,900	317,543
Sumitomo Chemical Co. Ltd.	224,300	725,792
Sumitomo Mitsui Financial Group, Inc.	37,300	1,602,741
Sumitomo Pharma Co. Ltd. *	21,300	165,994
Sumitomo Realty & Development Co. Ltd.	26,300	589,497
Suntory Beverage & Food Ltd.	17,800	516,059
Suzuken Co. Ltd.	11,100	354,123
Takeda Pharmaceutical Co. Ltd.	40,900	1,404,328
TISI, Inc.	2,700	64,731
Toho Gas Co. Ltd.	48,800	353,433
Tohoku Electric Power Co., Inc.	67,800	498,213
Tokyo Electron Ltd.	3,900	1,303,915
Tokyo Gas Co. Ltd.	29,600	1,142,704
Tokyo Tatemono Co. Ltd.	41,000	865,152
Tokyu Fudosan Holdings Corp.	151,800	1,261,675

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tosoh Corp.	44,100	741,695
Toyo Suisan Kaisha Ltd.	18,600	1,206,867
Toyo Tire Corp.	43,900	1,164,422
Toyoda Gosei Co. Ltd.	6,300	217,498
Toyota Boshoku Corp.	27,500	383,726
Tsumura & Co.	6,500	155,553
Ulvac, Inc.	6,400	337,547
United Urban Investment Corp., REIT	328	335,186
USS Co. Ltd.	64,800	818,351
Yamada Holdings Co. Ltd.	54,100	241,647
Yamato Kogyo Co. Ltd.	6,900	580,871
Yamazaki Baking Co. Ltd.	10,400	219,781
Yokohama Rubber Co. Ltd. (The)	28,000	1,330,024
		96,773,849
Luxembourg — 0.2%
Eurofins Scientific SE	4,659	367,412
RTL Group SA	7,127	266,812
		634,224
Macau — 0.1%
MGM China Holdings Ltd.	224,400	324,805
Mexico — 0.3%
Fresnillo plc	32,765	1,103,719
Netherlands — 2.0%
ABN AMRO Bank NV, CVA (b)	33,682	1,523,690
ASML Holding NV	717	1,181,577
ASR Nederland NV	6,278	513,270
Heineken Holding NV	11,896	1,000,763
Koninklijke Ahold Delhaize NV	30,200	1,196,591
Koninklijke KPN NV	251,324	1,186,712
NN Group NV	9,270	873,801
		7,476,404
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	36,522	873,490
Spark New Zealand Ltd.	51,057	57,723
		931,213
Nigeria — 0.3%
Airtel Africa plc (b)	227,828	1,028,392
Norway — 1.5%
DNB Bank ASA	12,011	386,738
Equinor ASA	35,868	1,472,415
Mowi ASA	39,828	852,926
Norsk Hydro ASA	98,241	906,178
Orkla ASA	69,927	776,745
Telenor ASA	67,739	956,315
		5,351,317

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.4%
ORLEN SA	36,607	1,452,614
Portugal — 0.2%
Jeronimo Martins SGPS SA	27,761	556,744
Russia — 0.0%
Evraz plc ‡ *	393,430	—
Singapore — 2.7%
CapitaLand Integrated Commercial Trust, REIT	624,408	1,211,812
ComfortDelGro Corp. Ltd.	225,400	235,602
DBS Group Holdings Ltd.	3,000	173,090
Jardine Cycle & Carriage Ltd.	16,400	375,837
Keppel Ltd.	149,400	1,334,285
Mapletree Pan Asia Commercial Trust, REIT	84,700	87,838
Oversea-Chinese Banking Corp. Ltd.	77,500	1,760,275
Sembcorp Industries Ltd.	186,600	802,583
Singapore Airlines Ltd.	188,600	1,131,375
Singapore Telecommunications Ltd.	303,400	1,049,733
Suntec, REIT	604,400	697,372
UOL Group Ltd.	42,400	327,172
Venture Corp. Ltd.	64,200	799,919
		9,986,893
South Africa — 0.4%
Anglo American plc	27,963	1,415,529
South Korea — 8.4%
Alteogen, Inc.	1,607	344,429
Celltrion, Inc.	8,225	1,059,972
CJ Corp.	2,496	223,876
CJ Logistics Corp.	505	26,081
DB Insurance Co. Ltd.	3,694	400,022
Doosan Bobcat, Inc.	5,657	232,880
GS Holdings Corp.	5,928	366,759
GS Retail Co. Ltd.	15,824	271,176
Hana Financial Group, Inc.	17,695	1,529,540
Hankook Tire & Technology Co. Ltd.	15,442	719,374
Hanmi Pharm Co. Ltd.	3,338	769,489
Hanwha Aerospace Co. Ltd.	620	398,032
HD Hyundai Co. Ltd.	7,691	1,056,086
HD Hyundai Electric Co. Ltd.	2,304	1,065,437
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,766	1,265,659
Hyundai Mobis Co. Ltd.	3,166	1,023,903
Industrial Bank of Korea	62,966	902,741
KB Financial Group, Inc.	10,191	1,192,723
Kia Corp.	13,193	1,189,484
Korea Electric Power Corp.	44,073	1,059,091
Korea Gas Corp.	34,023	820,463
Korea Investment Holdings Co. Ltd.	179	25,270
Korean Air Lines Co. Ltd.	10,410	184,423

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
KT&G Corp.	12,278	1,527,855
LG Corp.	13,759	953,935
LG H&H Co. Ltd.	166	33,168
LG Innotek Co. Ltd.	1,761	608,228
LG Uplus Corp.	62,114	636,888
NH Investment & Securities Co. Ltd.	18,267	357,788
NongShim Co. Ltd.	2,155	576,037
Orion Corp.	9,960	913,413
Posco International Corp.	6,383	232,713
Samsung Biologics Co. Ltd. * (b)	163	167,701
Samsung Electronics Co. Ltd.	7,718	1,343,355
Samsung Episholdings Co. Ltd. *	85	22,071
Samsung Securities Co. Ltd.	10,539	714,341
Samyang Foods Co. Ltd.	1,274	1,038,708
SK hynix, Inc.	1,186	1,346,888
SK Telecom Co. Ltd.	19,358	1,093,891
SK, Inc.	3,092	1,155,159
S-Oil Corp.	826	73,973
Woori Financial Group, Inc.	60,308	1,396,091
Yuhan Corp.	14,726	751,958
		31,071,071
Spain — 2.0%
Amadeus IT Group SA	17,368	1,071,901
Endesa SA	33,575	1,634,934
Iberdrola SA	53,198	1,263,644
Industria de Diseno Textil SA	16,501	1,076,915
Merlin Properties Socimi SA, REIT	59,766	1,038,741
Naturgy Energy Group SA	35,758	1,192,882
		7,279,017
Sweden — 2.8%
Boliden AB	14,421	725,630
Castellum AB	7,112	99,819
Essity AB, Class B	39,260	1,140,530
Getinge AB, Class B	10,646	265,355
H & M Hennes & Mauritz AB, Class B	58,194	1,065,750
Hexagon AB, Class B	18,007	177,739
Securitas AB, Class B	51,411	825,885
SKF AB, Class B	42,142	1,140,668
SSAB AB, Class B	138,237	1,456,029
Tele2 AB, Class B	67,615	1,171,368
Telefonaktiebolaget LM Ericsson, Class B	83,345	819,839
Telia Co. AB	208,853	967,868
Trelleborg AB, Class B	12,341	548,608
		10,405,088
Switzerland — 1.8%
Avolta AG	4,636	278,319

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Barry Callebaut AG (Registered) (a)	154	214,556
DSM-Firmenich AG (a)	1,814	195,563
Logitech International SA (Registered)	12,169	1,242,824
Nestle SA (Registered)	3,680	367,820
PSP Swiss Property AG (Registered)	4,296	775,067
Sandoz Group AG	2,282	186,024
Sonova Holding AG (Registered)	1,238	337,298
Swiss Prime Site AG (Registered)	7,054	1,150,508
Swisscom AG (Registered)	1,309	1,005,896
Temenos AG (Registered)	10,812	899,393
		6,653,268
Thailand — 0.2%
Thai Beverage PCL	1,585,500	569,624
United Kingdom — 19.0%
3i Group plc	23,644	910,242
Admiral Group plc	16,011	811,637
Associated British Foods plc	40,302	1,132,265
AstraZeneca plc	6,919	1,176,993
Autotrader Group plc (b)	170,733	1,205,577
Aviva plc	154,196	1,443,152
BAE Systems plc	46,321	1,311,317
Barclays plc	236,947	1,628,664
Barratt Redrow plc	67,691	269,019
Berkeley Group Holdings plc *	10,168	480,262
British American Tobacco plc	24,809	1,504,937
British Land Co. plc (The), REIT	233,391	1,395,592
BT Group plc	431,303	1,167,813
Bunzl plc	24,140	910,974
Burberry Group plc *	68,820	1,109,269
Centrica plc	536,358	1,120,459
CK Hutchison Holdings Ltd.	16,756	156,992
Coca-Cola Europacific Partners plc	4,444	489,591
Compass Group plc	6,779	215,273
Convatec Group plc (b)	122,184	369,200
Croda International plc	14,327	620,252
DCC Energy plc	11,803	1,009,225
Diageo plc	21,736	477,504
Diploma plc	10,762	1,065,792
Entain plc	17,326	126,846
GSK plc	52,169	1,356,543
Halma plc	17,221	822,770
Hiscox Ltd.	16,081	392,600
Howden Joinery Group plc	102,607	1,093,338
HSBC Holdings plc	83,506	1,778,287
IMI plc	31,230	1,241,034
Imperial Brands plc	29,510	1,119,930
Informa plc	99,328	1,189,912

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
International Consolidated Airlines Group SA	253,836	1,487,965
Intertek Group plc	19,006	1,501,155
J Sainsbury plc	298,828	1,441,042
JD Sports Fashion plc	481,100	583,287
Kingfisher plc	284,091	1,185,211
Land Securities Group plc, REIT	129,321	1,231,774
Lloyds Banking Group plc	771,584	1,192,573
M&G plc	249,012	1,202,903
Marks & Spencer Group plc	205,756	1,124,739
National Grid plc	79,673	1,275,234
NatWest Group plc	171,066	1,613,602
Next plc	6,697	1,341,128
Pearson plc	80,054	1,350,883
Persimmon plc	43,031	645,903
Reckitt Benckiser Group plc	17,980	1,268,981
RELX plc	31,203	1,097,471
Rightmove plc	161,015	1,009,489
Rolls-Royce Holdings plc	87,449	1,744,578
Sage Group plc (The)	92,124	1,213,546
Segro plc, REIT	88,918	1,161,510
Smith & Nephew plc	70,689	1,105,785
Smiths Group plc	39,724	1,418,528
SSE plc	39,370	1,243,834
St. James's Place plc	28,750	408,506
Standard Chartered plc	55,660	1,645,733
Taylor Wimpey plc	457,948	482,174
Tesco plc	201,824	1,328,438
Unilever plc	17,689	1,125,508
United Utilities Group plc	80,222	1,494,083
Vodafone Group plc	980,193	1,555,557
Weir Group plc (The)	21,268	758,785
Whitbread plc	16,285	551,704
Wise Group plc, Class A *	61,681	736,716
Zegona Communications plc	9,940	196,167
		69,827,753
United States — 3.6%
Amrize Ltd.	9,224	452,135
AP Moller - Maersk A/S, Class B	180	483,323
BP plc	111,007	834,014
Experian plc	18,875	712,148
Haleon plc	239,812	1,174,014
Holcim AG	15,197	1,380,255
InterContinental Hotels Group plc	8,858	1,432,402
Novartis AG (Registered)	8,986	1,405,338
Roche Holding AG	2,758	1,205,501
Sanofi SA	4,230	364,252
Shell plc	33,489	1,532,849

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Sims Ltd.	38,508	687,815
Sunbelt Rentals Holdings, Inc.	14,511	1,039,658
Tenaris SA	24,048	689,928
		13,393,632
Total Common Stocks (Cost $286,494,639)		366,095,961
Short-Term Investments — 1.6%
Investment Companies — 0.0% ^
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (c) (d) (Cost $196,484)	196,484	196,503
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $5,876,778)	5,876,778	5,876,778
Total Short-Term Investments (Cost $6,073,262)		6,073,281
Total Investments — 101.2% (Cost $292,567,901)		372,169,242
Liabilities in Excess of Other Assets — (1.2)%		(4,470,171)
NET ASSETS — 100.0%		367,699,071

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $5,377,402.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	6.5%
Pharmaceuticals	5.4
Oil, Gas & Consumable Fuels	5.2
Metals & Mining	5.2
Electric Utilities	4.1
Real Estate Management & Development	3.8
Food Products	3.6
Diversified Telecommunication Services	3.3
Consumer Staples Distribution & Retail	3.1
Beverages	2.7
Diversified REITs	2.7
Trading Companies & Distributors	2.6
Automobile Components	2.4
Wireless Telecommunication Services	2.2
Industrial Conglomerates	2.2
Chemicals	2.2
Gas Utilities	2.0
Machinery	1.8
Specialty Retail	1.8
Insurance	1.8
Technology Hardware, Storage & Peripherals	1.7
Multi-Utilities	1.6
Tobacco	1.6
Health Care Equipment & Supplies	1.5
Financial Services	1.4
Retail REITs	1.4
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	1.3
Passenger Airlines	1.2
Semiconductors & Semiconductor Equipment	1.2
Construction & Engineering	1.2
Electronic Equipment, Instruments & Components	1.2
Marine Transportation	1.2
Broadline Retail	1.1
Capital Markets	1.0
Others (each less than 1.0%)	13.9
Short-Term Investments	1.6

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	7	09/18/2026	USD	1,114,855	13,731

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the localclosing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$561,600	$28,200,225	$—	$28,761,825
Austria	—	1,423,163	—	1,423,163
Belgium	—	2,225,220	—	2,225,220
Brazil	—	855,366	—	855,366
Chile	—	970,948	—	970,948
China	—	4,925,718	—	4,925,718
Denmark	—	1,405,323	—	1,405,323
Finland	—	3,604,646	—	3,604,646
France	1,370,519	16,095,588	—	17,466,107
Germany	—	9,679,238	—	9,679,238
Hong Kong	179,104	13,675,791	—	13,854,895
Indonesia	—	216,987	—	216,987
Iraq	—	158,463	—	158,463
Italy	1,162,756	11,899,887	—	13,062,643
Ivory Coast	—	1,250,263	—	1,250,263
Japan	4,528,027	92,245,822	—	96,773,849
Luxembourg	—	634,224	—	634,224
Macau	—	324,805	—	324,805
Mexico	—	1,103,719	—	1,103,719
Netherlands	1,196,591	6,279,813	—	7,476,404
New Zealand	—	931,213	—	931,213
Nigeria	—	1,028,392	—	1,028,392
Norway	956,315	4,395,002	—	5,351,317
Poland	—	1,452,614	—	1,452,614
Portugal	—	556,744	—	556,744
Russia	—	—	—(a )	—(a )
Singapore	—	9,986,893	—	9,986,893
South Africa	—	1,415,529	—	1,415,529
South Korea	—	31,071,071	—	31,071,071
Spain	—	7,279,017	—	7,279,017
Sweden	—	10,405,088	—	10,405,088
Switzerland	—	6,653,268	—	6,653,268
Thailand	—	569,624	—	569,624
United Kingdom	1,120,459	68,707,294	—	69,827,753
United States	483,323	12,910,309	—	13,393,632
Total Common Stocks	11,558,694	354,537,267	— (a)	366,095,961
Short-Term Investments
Investment Companies	196,503	—	—	196,503
Investment of Cash Collateral from Securities Loaned	5,876,778	—	—	5,876,778
Total Short-Term Investments	6,073,281	—	—	6,073,281
Total Investments in Securities	$17,631,975	$354,537,267	$— (a)	$372,169,242

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$13,731	$—	$—	$13,731

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$242,239	$13,831,210	$13,876,763	$(227)	$44	$196,503	196,484	$11,068	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	4,566,374	39,657,031	38,346,627	—	—	5,876,778	5,876,778	178,072	—
Total	$4,808,613	$53,488,241	$52,223,390	$(227)	$44	$6,073,281		$189,140	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.